Commitments and contingencies	12 Months Ended
Dec. 31, 2018
Commitments And Contingencies
Commitments and contingencies

29.      Commitments and contingencies

Operating lease commitments – Group as lessor

As of December 31, 2018, 2017 and 2016, the Group, as lessor, has a land lease with Compañía Minera Ares S.A.C. a related party of Inversiones ASPI S.A. This lease is annually renewable, and provided an annual rent of S/339,000, S/336,000 and S/326,000, respectively; see Note 27.

Capital commitments

As of 31 December 2018, the Group had no significant capital commitments.

Other commitments

-       The Group maintains long-term electricity supply agreements which billings are determined taking into consideration consumption of electricity and other market variables.

-       Since July 2015, the Group has a five-year period natural gas supply agreement for a cement plant located in Piura, which billings are determined taking into account consumption of natural gas and other market variables. Also, the volumes are subject to take or pay clauses that establish minimum levels of natural gas consumption. As of December 31, 2018 and 2017, the Company has accomplished with the requirements established in this agreement.

Mining royalty

Third parties

In December 2013, the Company signed an agreement with a third party, related to the use of the Virrilá concession, to carry out other non-metallic mining activities. This agreement has a term of maturity of 30 years, with fixed annual payments of US$600,000 for the first three years and variables to the rest of the contract. The related expense as of December 31, 2018 and 2017 amounted to S/6,023,000 and S/3,932,000, respectively, and was recognized as part of property, plant and equipment on the statement of financial position. As part of this agreement, the Company is required to pay an equivalent amount to US$4.5 each for each metric tons of calcareous extracted; the annual royalty may not be less than the equivalent to 850,000 metric tons since the fourth year of production.

Peruvian government

According to the Royalty Mining Law in force since October 1, 2011, the royalty for the exploitation of metallic and nonmetallic resources is payable on a quarterly basis in an amount equal to the greater of: (i) an amount determined in accordance with a statutory scale of rates based on operating profit margin that is applied to the quarterly operating profit, adjusted by certain items, and (ii) 1% of net sales, in each case during the applicable quarter. These amounts are estimated based on the unconsolidated financial statements of Cementos Pacasmayo S.A.A. and the subsidiaries affected by this mining royalty, prepared in accordance with IFRS. Mining royalty payments will be deductible for income tax purposes in the fiscal year in which such payments are made.

Mining royalty expense paid to the Peruvian Government for 2018, 2017 and 2016 amounted to S/1,179,000, S/841,000 and S/1,052,000, respectively, and recorded in the consolidated statement of profit or loss.

Tax situation

The Company is subject to Peruvian tax law. As of December 31, 2018 and 2017, the income tax rate is 29.5 percent of the taxable profit after deducting employee participation, which is calculated at a rate of 8 to 10 percent of the taxable income.

For purposes of determining income tax, transfer pricing transactions with related companies and companies resident in territories with low or no taxation, must be supported with documentation and information on the valuation methods used and the criteria considered for determination. Based on the analysis of operations of the Group, Management and its legal advisors believe that as a result of the application of these standards will not result in significant contingencies for the Group as of December 31, 2018 and 2017.

The tax authorities have the power to review and, if applicable, correct the income tax calculated by each company in the four years after the year of filing the tax return.

It should be noted that of January 1, 2019, a series of tax benefits for Loreto region is eliminated, eliminating the tax refund of the Value added tax and the exemption of the Value added tax for the importation of goods. that are destined for consumption in the Amazon.

The statements of income tax and Value added tax corresponding to the years indicated in the attached table are subject to review by the tax authorities:

Years open to review by Tax Authorities
Entity	Income tax	Value-added tax

Cementos Pacasmayo S.A.A.	2013-2018	Dec. 2014-2018
Cementos Selva S.A.	2013/2015-2018	Dec. 2014-2018
Distribuidora Norte Pacasmayo S.R.L.	2013/2015-2018	Dec. 2014-2018
Empresa de Transmisión Guadalupe S.A.C.	2014-2018	Dec. 2014-2018
Salmueras Sudamericanas S.A.	2014-2018	Dec. 2014-2018
Calizas del Norte S.A.C. (on liquidation)	2014-2018	Dec. 2014-2018

Due to possible interpretations that the tax authorities may give to legislation in effect, it is not possible to determine whether or not any of the tax audits will result in increased liabilities for the Group. For that reason, tax or surcharge that could arise from future tax audits would be applied to the income of the period in which it is determined. However, in management’s opinion and legal advisors, any possible additional payment of taxes would not have a material effect on the consolidated financial statements as of December 31, 2018 and 2017.

Environmental matters

The Group’s exploration and exploitation activities are subject to environmental protection standards.

Environmental remediation -

Law No. 28271 regulates environmental liabilities in mining activities. This Law has the objectives of ruling the identification of mining activity’s environmental liabilities and financing the remediation of the affected areas. According to this law, environmental liabilities refer to the impact caused to the environment by abandoned or inactive mining operations.

In compliance with the above-mentioned laws, the Group presented environmental impact studies (EIS), declaration of environmental studies (DES) and Environmental Adaptation and Management Programs (EAMP) for its mining concessions.

The Peruvian authorities approved the EIS, DES and EAMP presented by the Group for its mining concessions and exploration projects. A detail of plans and related expenses approved is presented as follows:

Project unit	Resource	Resolution Number	Year of approval	Program approved	Year expense
					2018	2017	2016
					S/(000)	S/(000)	S/(000)

Rioja	Limestone	OF.28-2002-MITINCI	2002	EAMP	345	236	409
Tembladera	Limestone	RD.019-97-EM/DGM	1997	EAMP	202	201	167

					547	437	576

The Group incurs in environmental expenditures related to existing environmental damages caused by current operations. These expenditures which amounted to S/547,000, S/437,000 and S/576,000 during 2018, 2017 and 2016, respectively, are expensed in the year the expenditure is incurred and are presented in administrative expenses caption, see Note 20. As of December 31, 2018 and 2017, the Group did not have liabilities in connection with these expenditures since they were all settled before year-end.

Rehabilitation provision -

Additionally, Law No. 28090 regulates the obligations and procedures that must be met by the holders of mining activities for the preparation, filing and implementation of Mine Closure Plans, as well as the establishment of the corresponding environmental guarantees to secure fulfillment of the investments that this includes, subject to the principles of protection, preservation and recovery of the environment. In connection with this obligation, as of December 31, 2018 and 2017, the Group maintains a provision for the closing of the quarries exploited in operations and for a mining unit Bongara (closed in 2018), which is currently without operations, amounting to S/1,489,000 and S/2,399,000, respectively. The Group believes that this liability is adequate to meet the current environmental protection laws approved by the Ministry of Energy and Mines, refer to Note 14.

Legal claim contingency

The Group has received claims from third parties in relation with its operations which in aggregate represent S/11,469,000. From this total amount, S/1,469,000 corresponded to labor claims from former employees, S/7,681,000 related to property tax assessment for the periods 2009 to 2014 received from Pacasmayo’s City Hall; S/2,298,000is related to the tax assessments received from the tax administration corresponding to 2009 tax period, which was reviewed by the tax authority during 2012.

Management expects that these claims will be resolved within the next five years based on prior experience; however, the Group cannot assure that these claims will be resolved within this period because the authorities do not have a maximum term to resolve cases. The Group has been advised by its legal counsel that it is only possible, but not probable, that these actions will succeed. During the year 2018, a provision was recorded for legal claims in the consolidated financial statements of S/420,076.